Summary of material accounting policies - Additional Information (Detail) - Office equipment [member]	12 Months Ended
Dec. 31, 2023
Bottom of range [member]
Disclosure Of Significant Accounting Policies [Line Items]
Useful life , property, plant and equipment	3 years
Top Of Range [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Useful life , property, plant and equipment	5 years